Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

On August 22, 2025, the Company held an Extraordinary General Meeting at which shareholders: 1 approved re-designation and re-classification of the Company’s share capital into 800,000,000 Class A Ordinary Shares, 100,000,000 Class B Ordinary Shares (each carrying 20 votes), and 100,000,000 Preferred Shares. 2 approved amendments to the Company’s Memorandum and Articles of Association to reflect the new share structure and adopted the Second Amended and Restated M&A. 3 authorized the repurchase of 10,800,000 Class A Ordinary Shares from Son I Tam and the simultaneous issuance of 10,800,000 Class B Ordinary Shares to him, resulting in his acquisition of approximately 1% of the Company’s total authorized share capital.

On October 6, 2025, Son I Tam converted 26,000 Class B Ordinary Shares into an equivalent number of Class A Ordinary Shares. Following this conversion, Son I Tam subsequently sold 11,500 Class A Ordinary Shares in the open market. Consequently, Son I Tam is current holding consists of 14,500 Class A Ordinary Shares.

On October 24, 2025, pursuant to a resolution by the board of directors of the Company, the Company established a wholly-owned subsidiary in the British Virgin Islands, Media Icon Limited.